SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting as per geographical areas
Net sales	R$ 69,858,532	R$ 67,026,656	R$ 68,916,447
Non-current assets	50,511,786	51,671,759	43,456,049
Brazil
Segment reporting as per geographical areas
Net sales	28,509,814	29,336,528	30,619,249
Non-current assets	24,280,744	23,140,462	21,698,258
South America
Segment reporting as per geographical areas
Net sales	5,561,450	5,758,695	33,179,048
Non-current assets	2,188,056	2,591,478	20,162,821
North America
Segment reporting as per geographical areas
Net sales	35,787,268	31,931,433	5,118,150
Non-current assets	R$ 24,042,986	R$ 25,939,819	R$ 1,594,970